December 27, 2016

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard Money Market Reserves (the “Trust”)
File No. 2-52698

Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the
Prospectuses and Statement of Additional Information with respect to the above-referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.

Sincerely,

Christyn L. Rossman
Associate Counsel
The Vanguard Group, Inc.

Enclosures
cc: Asen Parachkevov
U.S. Securities and Exchange Commission